UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 63.1%
$480,826	Accredited Mortgage Loan Trust 2003-3 1.997% (LIBOR 1 Month+76 basis points), 1/25/2034[1,2]	$441,124
1,000,000	Angel Oak Mortgage Trust I LLC 2017-2 4.646%, 7/25/2047[2,3,4]	1,006,107
1,000,000	Angel Oak Mortgage Trust LLC 2017-1 6.378%, 1/25/2047[2,3,4]	1,033,326
1,250,000	Ares XXXII CLO Ltd. 4.765% (LIBOR 3 Month+345 basis points), 11/15/2025[1,2,4]	1,254,679
1,300,000	Ares XXXVII CLO Ltd. 8.104% (LIBOR 3 Month+680 basis points), 10/15/2026[1,2,4]	1,316,761
1,000,000	Bellemeade Re II Ltd. 7.737% (LIBOR 1 Month+650 basis points), 4/25/2026[1,2,4]	1,032,500
500,000	Bellemeade Re Ltd. 7.537% (LIBOR 1 Month+630 basis points), 7/25/2025[1,2,4]	515,875
1,500,000	CAN Capital Funding LLC 4.257%, 4/15/2020[2,4,5,6,7]	825,000
1,334,070	Canyon Capital CLO 2014-1 Ltd. 4.561% (LIBOR 3 Month+325 basis points), 4/30/2025[1,2,4]	1,345,440
500,000	CLUB Credit Trust 2017-NP1 3.170%, 4/17/2023[2,4]	500,804
1,000,000	CLUB Credit Trust 2017-P1 5.020%, 9/15/2023[2,4]	999,933
500,000	COLT 2017-1 Mortgage Loan Trust 5.019%, 5/27/2047[2,3,4]	505,412
1,000,000	COLT 2017-2 Mortgage Loan Trust 4.563%, 10/25/2047[2,3,4]	1,003,613
1,084,194	Countrywide Asset-Backed Certificates 2.137% (LIBOR 1 Month+90 basis points), 5/25/2032[1,2]	1,010,002
1,300,000	Covenant Credit Partners CLO II Ltd. 4.954% (LIBOR 3 Month+365 basis points), 10/17/2026[1,2,4]	1,304,779
1,384,479	Credit Suisse First Boston Mortgage Securities Corp. 1.887% (LIBOR 1 Month+65 basis points), 2/25/2032[1,2]	1,398,922
100,700	Credit-Based Asset Servicing and Securitization LLC 3.729%, 6/25/2035[2,6]	101,841
1,294,000	Cutwater 2015-I Ltd. 5.204% (LIBOR 3 Month+390 basis points), 7/15/2027[1,2,4]	1,300,490
307,132	CWABS, Inc. Asset-Backed Certificates Series 2004-1 1.797% (LIBOR 1 Month+56 basis points), 4/25/2034[1,2]	298,655
1,000,000	Deephaven Residential Mortgage Trust 2017-2 5.269%, 6/25/2047[2,3,4]	1,015,913
1,000,000	Exeter Automobile Receivables Trust 2016-1 8.200%, 2/15/2023[2,4]	1,054,941
1,000,000	Exeter Automobile Receivables Trust 2016-3 6.400%, 7/17/2023[2,4]	1,031,197
	Fannie Mae Connecticut Avenue Securities

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$812,209	5.537% (LIBOR 1 Month+ 430 basis points), 2/25/2025[1,2]	$870,694
1,000,000	6.937% (LIBOR 1 Month+ 570 basis points), 4/25/2028[1,2]	1,126,179
1,398,863	7.987% (LIBOR 1 Month+ 675 basis points), 8/25/2028[1,2]	1,653,179
250,000	4.237% (LIBOR 1 Month+ 300 basis points), 10/25/2029[1,2]	257,890
450,787	Finance America Mortgage Loan Trust 2004-2 2.137% (LIBOR 1 Month+90 basis points), 8/25/2034[1,2]	450,490
1,000,000	First Investors Auto Owner Trust 2016-2 5.750%, 9/15/2023[2,4]	1,011,199
1,300,000	First Investors Auto Owner Trust 2017-2 5.480%, 10/15/2024[2,4]	1,307,324
1,500,000	FirstKey Lending 2015-SFR1 Trust 4.950%, 3/9/2047[2,3,4]	1,477,114
980,000	Flagship Credit Auto Trust 2016-3 6.250%, 10/15/2023[2,4]	1,012,309
	Freddie Mac Structured Agency Credit Risk Debt Notes
980,652	11.987% (LIBOR 1 Month+ 1,075 basis points), 3/25/2025[1,2]	1,250,227
1,495,783	10.437% (LIBOR 1 Month+ 920 basis points), 10/25/2027[1,2]	1,885,175
499,098	8.787% (LIBOR 1 Month+ 755 basis points), 12/25/2027[1,2]	555,636
1,000,000	4.687% (LIBOR 1 Month+ 345 basis points), 10/25/2029[1,2]	1,058,723
3,900,000	GSRPM Mortgage Loan Trust Series 2004-1 3.737% (LIBOR 1 Month+250 basis points), 9/25/2042[1,2,4]	4,038,220
185,807	Home Equity Asset Trust 2.937% (LIBOR 1 Month+170 basis points), 6/25/2034[1,2]	180,951
2,000,000	Home Partners of America 2017-1 Trust 4.775% (LIBOR 1 Month+354 basis points), 7/17/2034[1,4]	2,015,954
500,000	Invitation Homes 2014-SFR2 Trust 5.234% (LIBOR 1 Month+400 basis points), 9/17/2031[1,4]	502,511
500,000	Invitation Homes 2015-SFR1 Trust 5.534% (LIBOR 1 Month+430 basis points), 3/17/2032[1,2,4]	508,575
1,000,000	Invitation Homes 2015-SFR3 Trust 5.984% (LIBOR 1 Month+475 basis points), 8/17/2032[1,2,4]	1,024,448
500,000	LCM XVII LP 4.804% (LIBOR 3 Month+350 basis points), 10/15/2026[1,2,4]	503,059
500,000	Lendmark Funding Trust 2016-A 6.640%, 4/21/2025[2,4]	523,142
500,000	Lendmark Funding Trust 2017-1A 5.410%, 12/22/2025[2,4]	502,903
750,000	Mariner Finance Issuance Trust 2017-A 6.730%, 2/20/2029[2,4]	779,583
1,851,395	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5 3.120%, 6/25/2035[2,3]	1,339,888
1,300,000	MP CLO VI Ltd. 7.054% (LIBOR 3 Month+575 basis points), 1/15/2027[1,2,4]	1,302,281
500,000	Nationstar HECM Loan Trust 2016-2 6.535%, 6/25/2026[2,3,4]	507,567

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$350,000	Nationstar HECM Loan Trust 2016-3 5.682%, 8/25/2026[2,4]	$358,400
500,000	Nationstar HECM Loan Trust 2017-1 4.704%, 5/25/2027[2,4]	506,563
1,000,000	Oaktown Re Ltd. 6.987% (LIBOR 1 Month+575 basis points), 4/25/2027[1,2,4]	1,000,000
260,000	OneMain Financial Issuance Trust 2014-2 5.310%, 9/18/2024[2,4]	261,504
750,000	OneMain Financial Issuance Trust 2015-1 6.630%, 3/18/2026[2,4]	768,528
1,280,000	OneMain Financial Issuance Trust 2015-2 5.640%, 7/18/2025[2,4]	1,283,662
211,301	Option One Mortgage Accep Corp. Asset Back Certs Ser 2003-4 3.712% (LIBOR 1 Month+248 basis points), 7/25/2033[1,2]	208,241
147,000	Progress Residential 2016-SFR1 Trust 5.084% (LIBOR 1 Month+385 basis points), 9/17/2033[1,4]	152,277
1,059,119	RESI Finance LP 2.635% (LIBOR 1 Month+140 basis points), 9/10/2035[1,2,4]	923,643
2,597,715	RESI Finance LP 2003-CB1 2.885% (LIBOR 1 Month+165 basis points), 6/10/2035[1,2,4]	2,375,236
694,413	RESI Finance LP 2003-D 2.535% (LIBOR 1 Month+130 basis points), 12/10/2035[1,2,4]	560,392
2,000,000	Sound Point CLO VI Ltd. 6.357% (LIBOR 3 Month+505 basis points), 10/20/2026[1,2,4]	1,993,835
1,000,000	Sound Point Clo XII Ltd. 7.707% (LIBOR 3 Month+640 basis points), 10/20/2028[1,2,4]	1,016,967
507,967	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[2,6]	520,348
1,000,000	Springleaf Funding Trust 2015-A 6.310%, 11/15/2024[2,4]	1,019,534
	Starwood Waypoint Homes 2017-1 Trust
1,242,000	3.850% (LIBOR 1 Month+ 260 basis points), 1/17/2035[1,4]	1,230,015
1,000,000	4.650% (LIBOR 1 Month+ 340 basis points), 1/17/2035[1,4]	1,000,000
2,000,000	Steele Creek CLO 2014-1 Ltd. 6.066% (LIBOR 3 Month+475 basis points), 8/21/2026[1,2,4]	1,989,956
1,500,000	THL Credit Wind River 2014-2 CLO Ltd. 5.204% (LIBOR 3 Month+390 basis points), 7/15/2026[1,2,4]	1,505,911
261,184	Wells Fargo Mortgage Backed Securities 2004-X Trust 3.294%, 11/25/2034[2,3]	258,379
1,000,000	Westlake Automobile Receivables Trust 2017-2 4.630%, 7/15/2024[2,4]	997,636

	Total Asset-Backed Securities (Cost $66,189,873)	67,873,562

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Collateralized Mortgage Obligations – 33.7%
	ABN Amro Mortgage Corp.
$543,495	5.705% , 12/25/2033[2,3]	$525,903
182,727	5.705% , 12/25/2033[2,3]	157,790
781,994	Adjustable Rate Mortgage Trust 2005-8 1.897% (LIBOR 1 Month+66 basis points), 11/25/2035[1,2]	764,743
815,512	Alternative Loan Trust 2004-30CB 5.000%, 2/25/2020[2]	827,545
359,265	Alternative Loan Trust 2005-34CB 1.637% (LIBOR 1 Month+40 basis points), 9/25/2035[1,2]	286,292
11,866,600	Alternative Loan Trust 2005-62 1.437%, 12/25/2035[2,3,7,8]	507,286
1,464,168	Banc of America Alternative Loan Trust 2004-6 6.000%, 7/25/2034[2,7]	1,458,582
119,686	Banc of America Mortgage 2003-C Trust 3.814%, 4/25/2033[2,3]	89,404
409,507	Banc of America Mortgage 2003-D Trust 3.876%, 5/25/2033[2,3]	328,390
466,406	Banc of America Mortgage 2003-J Trust 3.448%, 11/25/2033[2,3]	468,876
284,765	Banc of America Mortgage Trust 2004-9 6.000%, 9/25/2032[2,3,7]	258,097
1,327,722	Bayview Commercial Asset Trust 2005-1 1.667% (LIBOR 1 Month+43 basis points), 4/25/2035[1,2,4]	1,272,578
962,077	Bayview Commercial Asset Trust 2005-2 1.717% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2,4]	911,255
	Bayview Commercial Asset Trust 2005-3
622,985	1.727% (LIBOR 1 Month+ 49 basis points), 11/25/2035[1,2,4]	583,423
918,267	1.747% (LIBOR 1 Month+ 51 basis points), 11/25/2035[1,2,4]	861,004
270,140	1.837% (LIBOR 1 Month+ 60 basis points), 11/25/2035[1,2,4]	254,686
	Bayview Commercial Asset Trust 2006-1
241,369	1.617% (LIBOR 1 Month+ 38 basis points), 4/25/2036[1,2,4]	222,608
764,171	1.637% (LIBOR 1 Month+ 40 basis points), 4/25/2036[1,2,4]	705,646
1,240,697	1.657% (LIBOR 1 Month+ 42 basis points), 4/25/2036[1,2,4]	1,115,901
	Bayview Commercial Asset Trust 2006-2
177,064	1.547% (LIBOR 1 Month+ 31 basis points), 7/25/2036[1,2,4]	157,509
190,020	1.567% (LIBOR 1 Month+ 33 basis points), 7/25/2036[1,2,4]	162,216
182,066	Bear Stearns ALT-A Trust 2004-3 2.092% (LIBOR 1 Month+86 basis points), 4/25/2034[1,2]	178,641
2,209,787	Bear Stearns ARM Trust 2004-10 3.621%, 1/25/2035[2,3,6]	1,192,954
	Bear Stearns Asset Backed Securities Trust 2003-AC6
246,335	3.887% (LIBOR 1 Month+ 265 basis points), 11/25/2033[1,2]	211,244
490,186	6.487% (LIBOR 1 Month+ 525 basis points), 11/25/2033[1,2]	306,901
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[2]	41,876

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Collateralized Mortgage Obligations (Continued)
$380,913	Chase Mortgage Trust 2016-1 3.750%, 4/25/2045[2,3,4]	$367,017
347,419	Chase Mortgage Trust 2016-2 3.750%, 12/25/2045[2,3,4]	333,595
227,875	CHL Mortgage Pass-Through Trust 2003-58 3.399%, 2/19/2034[2,3]	196,010
1,517,270	CHL Mortgage Pass-Through Trust 2004-7 3.561%, 6/25/2034[2,3]	1,479,357
1,796,459	CHL Mortgage Pass-Through Trust 2004-HYB3 3.346%, 6/20/2034[2,3]	1,626,874
	CHL Mortgage Pass-Through Trust 2005-3
22,420,650	1.164% , 4/25/2035[2,3,7,8]	1,108,208
2,307,097	1.857% (LIBOR 1 Month+ 62 basis points), 4/25/2035[1,2]	2,055,303
463,405	Citigroup Mortgage Loan Trust, Inc. 3.399%, 3/25/2034[2,3]	405,870
268,081	Credit Suisse First Boston Mortgage Securities Corp. 6.500%, 6/25/2032[2,3]	142,692
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,000,000	6.237% (LIBOR 1 Month+ 500 basis points), 12/25/2028[1,2]	1,140,861
400,000	2.221% (LIBOR 1 Month+ 250 basis points), 3/25/2030[1,2]	401,264
250,000	2.221% (LIBOR 1 Month+ 445 basis points), 3/25/2030[1,2]	251,790
1,966,516	GSR Mortgage Loan Trust 2004-7 3.177%, 6/25/2034[2,3]	1,843,207
322,281	HomeBanc Mortgage Trust 2004-1 2.137% (LIBOR 1 Month+90 basis points), 8/25/2029[1,2,7]	252,328
966,946	JP Morgan Mortgage Trust 2004-A3 3.135%, 6/25/2034[2,3]	842,919
742,229	MASTR Adjustable Rate Mortgages Trust 2003-2 3.247%, 8/25/2033[2,3]	636,942
858,496	MASTR Adjustable Rate Mortgages Trust 2004-13 3.315%, 12/21/2034[2,3]	783,539
645,762	MASTR Alternative Loan Trust 2002-1 6.750%, 7/25/2032[2]	634,739
656,757	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A 3.487% (LIBOR 1 Month+225 basis points), 3/25/2028[1,2]	399,041
186,675	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B 3.637% (LIBOR 1 Month+240 basis points), 5/25/2029[1,2]	165,345
849,408	New Residential Mortgage Loan Trust 2014-1 6.035%, 1/25/2054[2,3,4]	880,364
738,877	New York Mortgage Trust 2005-1 1.987% (LIBOR 1 Month+75 basis points), 4/25/2035[1,2]	696,315
198,362	Prime Mortgage Trust 2003-1 5.500%, 6/25/2033[2,3]	27,341
752,362	Prime Mortgage Trust 2005-2 4.735%, 10/25/2032[2,3]	707,183

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Collateralized Mortgage Obligations (Continued)
$107,311	Provident Funding Mortgage Loan Trust 2004-1 3.254%, 4/25/2034[2,3]	$95,983
273,211	Residential Asset Securitization Trust 2003-A15 5.570%, 2/25/2034[2,3]	268,359
30,865	Sequoia Mortgage Trust 2005-4 3.268%, 4/20/2035[2,3,7]	30,883
41,654	Structured Asset Securities Corp. Mor Pas Thr Cer Ser 2003-6A 3.440%, 3/25/2033[2,3]	38,242
314,859	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003 26A 2.737% (LIBOR 1 Month+150 basis points), 9/25/2033[1,2]	270,945
553,099	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-22A 3.358%, 6/25/2033[2,3]	247,097
47,643	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A 3.087% (LIBOR 1 Month+185 basis points), 11/25/2033[1,2]	6,741
	Terwin Mortgage Trust 2004-7HE
374,825	1.937% (LIBOR 1 Month+ 70 basis points), 7/25/2034[1,2,4]	370,518
292,253	2.087% (LIBOR 1 Month+ 85 basis points), 7/25/2034[1,2,4]	286,667
424,876	Thornburg Mortgage Securities Trust 2003-2 2.362% (LIBOR 1 Month+113 basis points), 4/25/2043[1,2]	421,308
174,619	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust 3.040%, 1/25/2033[2,3]	148,898
	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust
12,799	5.250% , 1/25/2018[2]	11,495
7,406	5.250% , 1/25/2018[2,4]	1,173
253,750	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 3.231%, 6/25/2033[2,3]	217,469
401,485	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust 3.357%, 9/25/2033[2,3]	340,112
373,016	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-AR3 Trust 3.150%, 12/25/2032[2,3]	303,890
308,523	Wells Fargo Mortgage Backed Securities 2003-J Trust 3.481%, 10/25/2033[2,3]	226,294
452,520	Wells Fargo Mortgage Backed Securities 2003-K Trust 3.142%, 11/25/2033[2,3]	377,364
188,702	Wells Fargo Mortgage Backed Securities 2003-O Trust 2.900%, 1/25/2034[2,3]	55,948
296,747	Wells Fargo Mortgage Backed Securities 2004-A Trust 3.177%, 2/25/2034[2,3]	258,786
52,885	Wells Fargo Mortgage Backed Securities 2004-D Trust 3.206%, 5/25/2034[2,3]	39,130

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Collateralized Mortgage Obligations (Continued)
$390,267	Wells Fargo Mortgage Backed Securities 2004-H Trust 3.354%, 6/25/2034[2,3]	$395,912
520,716	Wells Fargo Mortgage Backed Securities 2004-J Trust 3.491%, 7/25/2034[2,3]	474,190
236,559	Wells Fargo Mortgage Backed Securities 2004-L Trust 3.466%, 7/25/2034[2,3,7]	110,346

	Total Collateralized Mortgage Obligations (Cost $33,874,849)	36,227,204

	Corporate Bonds – 0.0%
	Financials – 0.0%
750,000	First Matrix RMOF Trust 0.000%, 10/1/2029[3,5,7,8]	—

	Total Financials (Cost $6,456)	—

	Total Corporate Bonds (Cost $6,456)	—

Number of Shares		Value

	Short-Term Investments – 3.3%
251,662	Fidelity Institutional Government Portfolio, 0.89%[9]	251,662
3,335,660	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.89%	3,335,660

	Total Short-Term Investments (Cost $3,587,322)	3,587,322

	Total Investments – 100.1% (Cost $103,658,500)	107,688,088
	Liabilities in excess of other assets – (0.1)%	(87,245)

	Total Net Assets – 100.0%	$107,600,843

	Securities Sold Short – (0.2)%
	Exchange-Traded Funds – (0.2)%
(1,618)	iShares 20+ Year Treasury Bond ETF	(201,862)

	Total Exchange-Traded Funds (Proceeds $199,822)	(201,862)

	Total Securities Sold Short (Proceeds $199,822)	(201,862)

LP – Limited Partnership

[1]	Floating rate security.
[2]	Callable.
[3]	Variable rate security.

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $X.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.70% of Net Assets. Total value of these securities is $825,000.
[6]	Step rate security.
[7]	Illiquid security. The total illiquid securities represent 5.72% of Net Assets.
[8]	Interest-only security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Note 1 – Organization

The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. The Fund commenced investment operations on December 31, 2015. Class T shares are not currently available for purchase.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At September 30, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

Cost of investments	$103,458,678

Gross unrealized appreciation	$5,978,208
Gross unrealized depreciation	(1,950,660)

Net unrealized appreciation on investments	$4,027,548

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value:

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$67,334,853	$825,000	$68,159,853
Collateralized Mortgage Obligations	-	35,940,913	-	35,940,913
Short-Term Investments	3,587,322	-	-	3,587,322
Total Assets	$3,587,322	$103,275,766	$825,000	$107,688,088

*	The Fund held a Level 3 security valued at zero at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2016	$-
Transfers into Level 3 during the period	986,250
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(161,250)
Net purchases	999,933
Net sales	-
Principal paydown	-
Balance as of September 30, 2017	$1,824,933

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/17